Supplemental Cash Flow Information	12 Months Ended
Sep. 30, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

Note 15 – Supplemental Cash Flow Information

During the year ended September 30, 2012:

●	The Company issued 36,935,195 shares of common stock, having a value of $723,882, in connection with the conversion of certain notes payable.

●	The Company issued 9,988,709 shares of common stock, having a value of $463,280, in connection with the settlement of accounts payable.

●	The Company issued 34,067,872 shares of common stock for services. The fair value of the common stock on the date of issuance was $1,707,576.

During the year ended September 30, 2011:

●	The Company issued 23,696,276 shares of common stock in connection with the conversion of certain notes payable.

●	The Company issued 5,800,000 shares of common stock, having a value of $290,000, in connection with the settlement of accounts payable.

●	The Company issued 20,040,322 shares of common stock for services. The fair value of the common stock on the date of issuance was $1,911,003.